INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Balance at January 1
Acquisition of Perion	574
Increase related to prior year tax positions	9
Increase related to current year tax positions	141
Balance at December 31	$ 724